Note 6 - Long-term Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
Note
6.
Long-Term Debt

Revolving Credit Facility
. In
December 2020,
the Company entered into a revolving credit facility with Fifth Third Bank, National Association (“Fifth Third”) as the administrative agent and sole lender (“Revolving Credit Facility”) that matures on
June 17, 2024.
The Revolving Credit Facility has an initial borrowing base of
$40
million. The Company elected to reduce the aggregate elected commitments under the Revolving Credit Facility to
$20
million. The borrowing capacity under the Revolving Credit Facility is equal to the lowest of (i) the borrowing base (which currently stands at
$40.0
million), (ii) the aggregate elected commitments (which currently stand at
$20.0
million) and (iii)
$500.0
million. As of
December 31, 2020,
the Company had
no
outstanding borrowings under the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest, at the option of the Company, based on (a) a rate per annum equal to the higher of (i) the prime rate announced from time to time by Fifth Third, (ii) the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System during the last preceding business day plus
0.5
percent or (iii) the Adjusted LIBOR Rate, plus a margin (the “Applicable Margin”), which is currently
3.25
percent and is also determined by the Borrowing Base Utilization Percentage as defined in the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility are subject to a per annum fee, representing the Applicable Margin plus
0.125
percent. The Company also pays commitment fees on undrawn amounts under the Revolving Credit Facility equal to
0.50
percent. Borrowings under the Revolving Credit Facility are secured by a first
lien security interest on substantially all assets of the Company and its restricted subsidiaries, including mortgages on the Company's and its restricted subsidiaries' oil and gas properties.  The Revolving Credit Facility is scheduled to have the borrowing base redetermined semiannually in
April
and
October.
Additionally, the Company and Fifth Third each have the option for a wild card evaluation between redeterminations.

The Revolving Credit Facility requires the maintenance of a ratio of total debt to EBITDAX, subject to certain adjustments, not
to exceed
3.00
to
1.00
as of the last day of any fiscal quarter (commencing with the fiscal quarter ending
March 31, 2021)
and a current ratio, subject to certain adjustments of at least
1.00
to
1.00
as of the last day of any fiscal quarter (commencing with the fiscal quarter ending
March 31, 2021).

The Company has limited equity cure rights for a breach of the above-listed financial covenants. Additionally, the Revolving Credit Agreement contains additional restrictive covenants that limit the ability of the Company and its restricted subsidiaries to, among other things, incur additional indebtedness, incur additional liens, make investments and loans, enter into mergers and acquisitions, make or declare dividends and other payments, enter into certain hedging transactions, sell assets and engage in transactions with affiliates. The Revolving Credit Facility contains customary mandatory prepayments, including a monthly mandatory prepayment if the Consolidated Cash Balance (as defined in the Revolving Credit Agreement) is in excess of
$20.0
million. In addition, the Revolving Credit Agreement is subject to customary events of default, including a change in control. If an event of default occurs and is continuing, the administrative agent or the majority may
accelerate any amounts outstanding and terminate lender commitments.